SHARE CAPITAL (Narrative) (Details)			1 Months Ended				12 Months Ended
	Jul. 14, 2017 CAD ($) shares	Oct. 12, 2016 CAD ($) $ / shares shares	Feb. 27, 2019 $ / shares	Jan. 31, 2018 CAD ($) Debenture $ / shares	Dec. 18, 2017 CAD ($) $ / shares shares	Oct. 23, 2017 CAD ($) shares	Aug. 31, 2019 CAD ($) Year Share $ / shares shares	Aug. 31, 2018 CAD ($) Share $ / shares shares	Aug. 31, 2017 CAD ($) shares
Number of shares issued | shares							156,196,347	125,207,938
Number of shares outstanding | shares							156,196,347	125,207,938	103,521,404
Issued capital							$ 318,125,000	$ 157,790,000
Number of common shares issued | shares						50,000
Share options exercised during period | Share							2,167,864	504,801
Weighted average exercise price of share options exercised in share-based payment arrangement							$ 1.92	$ 1.43
Increase (decrease) through exercise of options, equity							$ 4,170,000	721,000
Equity financing								$ 57,500,000
Equity financing (shares) | shares								16,428,572
Warrants granted during period, weighted average exercise price | $ / shares								$ 4.00
Share issue related cost								$ 3,678,000
Number of warrants exercised | Share							7,739,205	4,330,837
Average exercise price of warrants exercised during period | $ / shares							$ 4.00	$ 1.38
Warrants expired during period | Share							347,432	125,437
Number of convertible debentures sold | Debenture				115,000
Price per convertible debenture issued				$ 1,000
Proceeds from issuance of convertible debentures				115,000,000
Deferred tax related to convertible debenture				4,902,000
Issue cost of convertible debenture				7,155,000			$ 7,155,000	$ 7,155,000
Convertible debenture issue costs charged to debenture liability				6,094,000
Conversion of debentures (shares) | shares							20,845,372	372,324
Conversion of debentures price per share | $ / shares							$ 5.42
Conversion of debentures							$ 100,919,000	$ 2,018,000
Increase (decrease) through exercise of warrants, equity							$ 30,976,000	5,954,000
Description of maximum term of options granted for share-based payment arrangement							The maximum exercise period after the grant of an option is 10 years. When an employee's service ends, the expiry date of their options is accelerated to 90 days thereafter, or less, depending on the terms of the related option agreement.
Exercise price of share options outstanding							$ 4.23	2.10	$ 1.48
Weighted average remaining life (years) | Year							8.07
Share-based compensation							$ 14,894,000	5,033,000
Fair value of options granted during period							13,848,000	4,124,000
Share Capital [Member]
Increase (decrease) through exercise of options, equity							6,588,000	1,183,000
Equity financing								48,711,000
Share issue related cost								3,116,000
Conversion of debentures							112,166,000	2,312,000
Increase (decrease) through exercise of warrants, equity							39,257,000	6,693,000
Reserve for options and warrants [Member]
Increase (decrease) through exercise of options, equity							(2,418,000)	(462,000)
Equity financing								8,789,000
Share issue related cost								562,000
Increase through convertible debenture financing				12,003,000
Deferred tax related to convertible debenture				305,000
Issue cost of convertible debenture				$ 756,000
Conversion of debentures							(11,247,000)	(294,000)
Increase (decrease) through exercise of warrants, equity							(8,281,000)	(739,000)
Transaction in exchange for trademark licensing agreement [Member] | TGS International LLC ("TGS") [Member]
Number of common shares issued | shares		437,957
Equity issuance price per share | $ / shares		$ 1.37
Trademark licensing agreement		$ 600,000
Current portion of cash payment and stock options fee							133,000	133,000
Long-term portion of cash payment and stock options fee							133,000	267,000
Amortized to share-based compensation							$ 133,000	133,000
Advisory services agreement [Member] | Cannabis consultant [Member]
Issued capital						$ 144,000
Number of common shares issued | shares	125,000					20,000	41,000
Share based payment cumulative expense	$ 539,000
Number of other equity instruments granted in share-based payment arrangement | Share							105,000
Restricted Stock Units [Member]
Number of other equity instruments granted in share-based payment arrangement | Share							879,635
Share-based compensation							$ 3,475,000	49,000
Estimated fair value of the equity settled RSUs granted during period							$ 4,543,000	$ 953,000
Restricted Stock Units [Member] | Advisory services agreement [Member] | Cannabis consultant [Member]
Number of other equity instruments granted in share-based payment arrangement | Share							84,000
Equity Financing [Member]
Equity financing (shares) | shares					16,428,572
Units issued in period, price per unit | $ / shares					$ 3.50
Warrants granted during period, weighted average exercise price | $ / shares					$ 4.00
Share issue related cost					$ 3,678,000
Number of warrants exercised | Share							7,739,205	127,649
Average exercise price of warrants exercised during period | $ / shares							$ 4.00
Equity Financing [Member] | Share Capital [Member]
Equity financing					48,711,000
Share issue related cost					3,116,000
Equity Financing [Member] | Reserve for options and warrants [Member]
Equity financing					8,789,000
Share issue related cost					$ 562,000
Stock Option Plan [Member]
Share-based compensation							$ 10,036,000	$ 4,649,000
Equity Incentive Plan [Member]
Maximum percentage of issued and outstanding equity securities authorised for share based payment arrangement							10.00%
Maximum number of common shares authorised for share based payment arrangement | shares							2,500,000
Convertible Debentures [Member]
Threshold limit of daily volume weighted average trading price of common shares | $ / shares			$ 7.05	$ 7.05
Bottom of range [Member]
Exercise price of share options outstanding							$ 0.30
Top of range [Member]
Exercise price of share options outstanding							$ 11.27